Commitments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Commitments [Line Items]
Other Commitment	$ 95,396	$ 141,146
Other Commitments, Description	At June 30, 2014, the outstanding mortgage loan commitments included $20.0 million for fixed-rate loans with interest rates ranging from 3.00% to 6.00% and $935,000 for adjustable-rate loans with initial rates of 6.00%. The remaining $6.5 million of mortgage loan commitments represent the remaining balance of an outstanding blanket commitment with a third party loan originator to purchase newly originated residential mortgage loans whose rates may either be fixed or adjustable-rate.
Residential Mortgage [Member]
Commitments [Line Items]
Other Commitment	27,452	58,448
Home Equity Loans [Member]
Commitments [Line Items]
Other Commitment	1,374	1,692
Commercial Business [Member]
Commitments [Line Items]
Other Commitment	350	500
Home Equity Lines of Credit [Member]
Commitments [Line Items]
Other Commitment	35,765	37,972
Commercial Lines of Credit [Member]
Commitments [Line Items]
Other Commitment	24,070	31,434
Fixed Rate Loans [Member] | Residential Mortgage [Member]
Commitments [Line Items]
Other Commitment	20,000	57,200
Interest rate range, minimum	3.00%	2.75%
Interest rate range, maximum	6.00%	5.50%
Fixed Rate Loans [Member] | Home Equity Loans [Member]
Commitments [Line Items]
Other Commitment	1,400	1,700
Interest rate range, minimum	3.125%	3.25%
Interest rate range, maximum	6.00%	6.00%
Adjustable Rate Loans [Member] | Residential Mortgage [Member]
Commitments [Line Items]
Other Commitment	935,000	1,000
Interest rate range, minimum		4.25%
Interest rate range, maximum		6.00%
Interest rate	6.00%
Adjustable Rate Loans [Member] | Commercial Business [Member]
Commitments [Line Items]
Other Commitment	350,000	500
Interest rate range, minimum	3.75%	4.25%
Interest rate range, maximum	5.50%	6.00%
Adjustable Rate Loans [Member] | Home Equity Lines of Credit [Member]
Commitments [Line Items]
Interest rate range, minimum	1.25%	1.25%
Interest rate range, maximum	5.00%	3.00%
Adjustable Rate Loans [Member] | Commercial Lines of Credit [Member]
Commitments [Line Items]
Interest rate range, minimum	3.50%	3.50%
Interest rate range, maximum	4.00%	5.00%
Third Party Loan [Member] | Residential Mortgage [Member]
Commitments [Line Items]
Other Commitment	6,500	185,000
Standby Letters of Credit [Member]
Commitments [Line Items]
Other Commitment	$ 519	$ 1,791